Leases - Summary of Change in Right-of-Use Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation Of Changes In Leases [Roll Forward]
Reclassification from inventories	$ 16,826	$ 70,078	$ 54,569
Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	56,137
Gross lease liabilities, ending balance	100,535	56,137
Acquisition cost | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	124,072	141,448
Reclassification from inventories	184,029	73,795
Reclassification to inventories	(213,020)	(83,246)
Effect of foreign currency exchange rate differences	11,219	(7,925)
Gross lease liabilities, ending balance	106,300	124,072	141,448
Accumulated depreciation & impairment | Vehicles under operating leases
Reconciliation Of Changes In Leases [Roll Forward]
Gross lease liabilities, beginning balance	(67,935)	(71,225)
Reclassification to inventories	78,215	15,431
Depreciation expense	(17,705)	(12,958)
Impairment loss		(737)
Impairment loss reversals, net	1,387
Effect of foreign currency exchange rate differences	273	1,554
Gross lease liabilities, ending balance	$ (5,765)	$ (67,935)	$ (71,225)